Stock Options (Details 1) - Stock option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years	5 years 9 months 18 days	5 years 6 months
Expected volatility	38.00%	38.00%	38.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 2.95	$ 4.02	$ 4.90
Risk-free interest rate	2.27%	1.89%	1.13%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 4.35	$ 5.25	$ 6.60
Risk-free interest rate	2.88%	2.06%	1.73%